INCOME TAXES	12 Months Ended
Mar. 31, 2026
Income Tax [Abstract]
INCOME TAXES	INCOME TAXES
Income tax expense
The reconciliation of income taxes at Canadian statutory rates with the income tax expense is as follows:

	2026	2025
Earnings before income taxes	$400.2	$513.7
Canadian statutory income tax rates	26.5%	26.5%
Income taxes at Canadian statutory rates	$106.1	$136.2
Effect of differences in tax rates in other jurisdictions	(13.6)	1.8
Tax benefits not previously recognized and unrecognized tax benefits	(0.5)	(6.8)
Non-taxable gain on fair value remeasurement of SIMCOM	—	(21.9)
Non-deductible expenses	5.5	—
Tax impact on after tax profit of equity accounted investees	(17.7)	(18.5)
Prior years' tax adjustments	(1.9)	2.8
Other	(0.4)	5.1
Income tax expense	$77.5	$98.7
Effective tax rate	19%	19%

The Company's applicable tax rate corresponds to the combined Canadian tax rates applicable in the provinces where the Company operates.

Significant components of the provision for the income tax expense are as follows:

	2026	2025
Current income tax expense :
Current year	$36.2	$56.7
Prior years' tax adjustments	19.4	(2.7)
Deferred income tax expense:
Tax benefit not previously recognized used to reduce the deferred tax expense	(0.5)	(6.8)
Origination and reversal of temporary differences	22.4	51.5
Income tax expense	$77.5	$98.7
Deferred tax assets and liabilities
During the year ended March 31, 2026, movements in temporary differences are as follows:

					Foreign
	Balance				currency
	beginning	Recognized	Recognized	Recognized	exchange	Balance
	of year	in income	in OCI	in equity	differences	end of year
Non-capital loss carryforwards	$89.7	$87.0	$—	$—	$1.6	$178.3
Unclaimed research & development expenditures	227.8	(133.9)	—	—	(4.6)	89.3
Investment tax credits	(76.8)	(6.2)	—	—	—	(83.0)
Property, plant and equipment and right-of-use of assets	(168.0)	(24.4)	—	—	4.6	(187.8)
Intangible assets	(126.8)	12.3	—	—	1.0	(113.5)
Amounts not currently deductible including interest limitation	110.7	23.0	—	0.5	(1.6)	132.6
Government participation	93.6	5.0	—	—	—	98.6
Other	0.9	15.3	(21.4)	—	—	(5.2)
Net deferred tax assets	$151.1	$(21.9)	$(21.4)	$0.5	$1.0	$109.3

During the year ended March 31, 2025, movements in temporary differences are as follows:

						Foreign
	Balance				Business	currency
	beginning	Recognized	Recognized	Recognized	combinations	exchange	Balance
	of year	in income	in OCI	in equity	(Note 2)	differences	end of year
Non-capital loss carryforwards	$142.5	$(61.3)	$—	—	$3.3	$5.2	$89.7
Unclaimed research & development expenditures	162.1	59.0	—	—	—	6.7	227.8
Investment tax credits	(73.8)	(3.0)	—	—	—	—	(76.8)
Property, plant and equipment and right-of-use of assets	(154.1)	9.3	—	—	(11.1)	(12.1)	(168.0)
Intangible assets	(39.0)	(59.7)	—	—	(26.3)	(1.8)	(126.8)
Amounts not currently deductible including interest limitation	76.9	22.7	—	2.4	6.5	2.2	110.7
Government participation	86.4	7.2	—	—	—	—	93.6
Other	(4.3)	(18.9)	20.3	—	3.9	(0.1)	0.9
Net deferred tax assets	$196.7	$(44.7)	$20.3	$2.4	$(23.7)	$0.1	$151.1

As at March 31, 2026, net deferred tax assets of $69.7 million (2025 – $148.7 million) were recognized in jurisdictions that incurred losses this fiscal year or the preceding fiscal year. Based upon the level of historical taxable income or projections for future taxable income, management believes it is probable that the Company will realize the benefits of these net deferred tax assets.

As at March 31, 2026, a deferred income tax liability on taxable temporary differences of $3,549.9 million (2025 – $3,456.4 million) related to investments in subsidiaries and interests in joint ventures has not been recognized, because the Company controls the timing of the reversal of the temporary differences and believes it is probable that the temporary differences will not be reversed in the foreseeable future.
The non-capital losses incurred in various jurisdictions expire as follows:

Expiry date	Unrecognized	Recognized
2027-2031	$18.8	$3.0
2032-2046	21.9	71.8
No expiry date	174.7	658.1
	$215.4	$732.9

As at March 31, 2026, the Company has $98.9 million (2025 – $130.4 million) of deductible temporary differences for which deferred tax assets have not been recognized. The Company also has $170.5 million (2025 – $156.2 million) of capital losses for which deferred tax assets have not been recognized with no expiry date.

Global minimum tax (Pillar Two)
As at March 31, 2026, the Company recognized a current income tax expense related to the Pillar Two tax of $2.5 million (2025 ‑ $2.6 million) mainly related to the Company's operations in the United Arab Emirates and Hungary where the statutory income tax rates are below the 15% determined by the Pillar Two rules.
Reconciliation bill
On July 4, 2025, a reconciliation bill titled “An Act to provide for reconciliation pursuant to title II of H. Con. Res 14” was signed into U.S. federal law. The reconciliation bill addresses numerous spending policies and also makes several adjustments to current tax law, including an increase to the base erosion and anti-abuse tax (BEAT) rate starting in calendar 2026, reinstating full deduction of U.S. qualified R&D expenditures starting in calendar 2025, permanently restoring the ability for immediate deduction of new investments in certain qualified depreciable assets made after January 19, 2025, and providing a higher deduction limitation for net interest expense starting in calendar 2025. This enactment had no material impact on the Company's overall income tax expense nor on the effective tax rate this year.